Blue Chip Growth Fund (Prospectus Summary) | Blue Chip Growth Fund
BLUE CHIP GROWTH FUND
Investment Objective
The Fund seeks long-term capital growth.

Income is a secondary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your

Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until

September 30, 2012, so that the Fund's Total Annual Fund Operating Expenses

After Expense Reimbursement do not exceed 0.85%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Blue Chip Growth Fund
Management Fees	0.74%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.87%
Expense Reimbursement	0.02%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,

your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Blue Chip Growth Fund	87	276	480	1,071

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund pursues long-term capital appreciation by normally investing at least

80% of net assets in the common stocks of large- and medium-sized blue chip growth companies. Generally, large- and mid-cap stocks will include companies whose market capitalizations, at the time of purchase, are greater than or equal to the smallest company included in the Russell Midcap Index. The smallest company in the index as of the latest reconstitution of the Russell Midcap Index on June 27, 2011 had a market-cap of approximately $1.6 billion.

Blue chip growth companies are firms that, in the sub-adviser's view, are well-established in their industries and have the potential for above-average earnings growth, which may include companies in the technology sector.

The Fund may also invest up to 20% of its total assets in foreign securities,

which include non-dollar denominated securities traded outside of the U.S.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund,

there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Large and Medium Capitalization Company Risk: Investing primarily in companies in one market capitalization category carries the risk that due to current market conditions that category may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Stocks of medium capitalization companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate,

sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Technology Sector Risk: Technology stocks historically have experienced unusually wide price swings, causing a wide variation in performance. Earnings disappointments and intense competition for market share can result in sharp declines in the prices of technology stocks.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the

S&P500®Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was

17.79% (quarter ending June 30, 2009) and the lowest return for a quarter was

-25.29% (quarter ending December 31, 2008). For the year-to-date through

June 30, 2011, the Fund's return was 6.53%.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Blue Chip Growth Fund	Fund	16.21%	3.29%	1.31%
Blue Chip Growth Fund S&P 500®Index	S&P 500®Index	15.06%	2.29%	1.41%